Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency loss	$ (284,357)		$ (494,825)
Net fair value	8,014,894		4,254,515
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	10,656,264		8,424,480
Forwards	2,817,116		2,682,523
Total Assets	13,473,380		11,107,003
Liabilities [Abstract]
Futures	4,814,486		4,831,562
Forwards	359,643		1,526,101
Total Liabilities	5,174,129		6,357,663
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency loss	(284,357)		(494,825)
Net fair value	8,014,894	[1]	4,254,515	[1]
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	10,656,264		8,424,480
Forwards	0		0
Total Assets	10,656,264		8,424,480
Liabilities [Abstract]
Futures	4,814,486		4,831,562
Forwards	0		0
Total Liabilities	4,814,486		4,831,562
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	5,841,778	[1]	3,592,918	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	2,817,116		2,682,523
Total Assets	2,817,116		2,682,523
Liabilities [Abstract]
Futures	0		0
Forwards	359,643		1,526,101
Total Liabilities	359,643		1,526,101
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	$ 2,457,473	[1]	$ 1,156,422	[1]

[1]	This amount comprises of the “Net unrealized gain on open contracts” on the Statements of Financial Condition.